EAGLE FAMILY OF FUNDS
880 Carillon Parkway
Saint Petersburg, Florida 33716
800.421.4184

March 2, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Eagle Series Trust (the “Trust”)
File Nos. 033-57986 and 811-07470

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statement of additional information used with respect to Eagle International Stock Fund, Eagle Investment Grade Bond Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund, Eagle Smaller Company Fund  and Eagle Small Cap Growth Fund, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2015. If you have any questions or comments concerning the foregoing, please call me at (727) 567-6141.

Very truly yours,

/s/ Daniel R. Dzibinski

Daniel R. Dzibinski
Secretary, Eagle Family of Funds

cc: Richard J. Rossi
Susan L. Walzer
Eagle Asset Management, Inc.

Kathy Kresch Ingber
K&L Gates LLP